Subsequent Events - Additional Information (Detail)	Jan. 19, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000
Convertible promissory note into warrants	$ 2,000,000
Warrants exercise per share | $ / shares	$ 1.00
Subsequent Event [Member] | Subscription Arrangement [Member]
Subsequent Event [Line Items]
Shares acquired, business acquisition | shares	15,000,000
Business acquisition, share price | $ / shares	$ 10.00
Gross proceeds from business acquisition	$ 150,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000